To Contract Owners of Great-West Variable Annuity Account A:

We are pleased to provide you with this Semi-Annual Report for the period ending June 30, 1998.

Following is a brief economic overview for the six-month period ending June 30, 1998:

Low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first six months of 1998; however, concerns about continuing economic and political difficulties in Asia affected their performance. The stock market reached record highs due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian market volatility would impact business prospects. However, the stock market proved resilient and shook off these concerns to end the period on a positive note.

New reports of benign inflationary pressures recently prompted a strong rally in the bond market where the yield on the 30-year U.S. Treasury bond fell to 5.6%. This dramatic decline in long-term rates acted as a strong catalyst to help stocks move forward.

In the international equity markets, investors' concerns about the Asian currency crisis contributed to dramatic declines in many equity markets; however, European markets generally performed well.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their investment selections. Those who can afford to leave money invested through the inevitable up and down cycles of the financial markets, may reduce their vulnerability to any single decline. For example, historically stock prices have gone up over longer periods of time and have significantly out-performed other types of investments and stayed ahead of inflation. Second, you can further manage your investing risk through diversification.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money at the same time each month or quarter and periodically reviewing your overall investment allocations. While this strategy -- known as dollar cost averaging -- will not assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


This material must be preceded or accompanied by a current prospectus for Variable Annuity Account A.

                    GREAT-WEST VARIABLE ANNUITY ACCOUNT A

                    Financial Statements for the Six Months Ended
                    June 30, 1998 and 1997

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
----------------------------------------------------------------------------------------------
(Unaudited)


Assets:

Investments, at value:
  Common stock (cost - $6,904,176)                                          $      8,540,216
  Short-term investment (cost - $358,630)                                            358,630
Investment income due and accrued                                                     14,809
Cash                                                                                 117,861
Receivable for securities sold                                                         1,914
                                                                               ----------------

     Total Assets                                                                  9,033,430



Liabilities:

Due to Great-West Life & Annuity Insurance Company                                    43,532
Contract benefits payable                                                             32,859
                                                                               ----------------

     Total Liabilities                                                                76,391
                                                                               ----------------

Net Assets                                                                  $      8,957,039
                                                                               ================

Net Assets Represented By  (Units at 11.465)

Accumulation units - 742,982                                                $      8,518,438
Reserves for annuities in course of payment - 2,615 units                            438,601
                                                                               ----------------

Net Assets                                                                  $      8,957,039
                                                                               ================








See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
----------------------------------------------------------------------------------------------
(Unaudited)

Investment Income:

  Dividends                                                                  $        79,155
  Interest                                                                            14,292
                                                                                ---------------
                                                                                      93,447
Expenses:

  Administration                                                                      12,477
  Mortality risks                                                                     16,871
  Investment management and advisory services                                         20,335
  Expense risks                                                                        2,999
                                                                                ---------------
                                                                                      52,682
                                                                                ---------------
Net Investment Income                                                                 40,765
                                                                                ---------------



Realized and Unrealized Gain on Investments:

Net realized gain on investments                                                      41,115
Net change in unrealized appreciation on investments                                 514,581
                                                                                ---------------

Net Realized and Unrealized Gain on Investments                                      555,696
                                                                                ---------------

Net Increase in Net Assets Resulting from Operations                         $       596,461
                                                                                ===============












See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
----------------------------------------------------------------------------------------------
(Unaudited)


From Operations:                                                   1998              1997
                                                               -------------     --------------

Net investment income                                       $       40,765    $       69,491
Net realized gains                                                  41,115         1,538,845
Net change in unrealized appreciation                              514,581          (749,305)
                                                               -------------     --------------

    Increase in net assets resulting
        from operations                                            596,461           859,031

From Unit Share Transactions:

Surrenders                                                         (36,074)         (341,739)
Annuity payments                                                   (71,573)          (61,087)
Death payments                                                      (2,283)         (165,662)
Transfer in respect of mortality guarantees                         (2,652)           27,161
                                                               -------------     --------------
   Decrease in net assets derived from unit
   share transactions                                             (112,582)         (541,327)
                                                               -------------     --------------
Net increase in net assets                                         483,879           317,704



Net Assets:

Beginning of period                                              8,473,159         7,739,861
                                                               -------------     --------------
                                                               =============
End of period                                             $      8,957,039    $    8,057,565
                                                               =============     ==============











See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------
(Unaudited)

Selected data for an accumulation unit for six months ended June 30, 1998 and years ended December 31, 1997, 1996, 1995 and 1994, were as follows:

                                     Six Months
                                       Ended
                                      June 30,              Years Ended December 31,
                                     -----------  ---------------------------------------------
                                        1998        1997        1996        1995        1994
                                      ----------  ----------  ----------  ----------  ---------
Unit Value, Beginning of Period     $   10.661  $    8.767  $    7.501  $    6.070  $    6.245
Income From Investment Operations:
Net investment income                     .055        .167        .053        .089        .073
Net gains (losses) on investments
   (realized and unrealized)              .749       1.727       1.213       1.342       (.248)
                                      ----------  ----------  ----------  ----------  ---------

Total From Investment
   Operations (Note A)                    .804       1.894       1.266       1.431       (.175)
                                      ----------  ----------  ----------  ----------  ---------

Unit Value, End of Period           $   11.465  $   10.661  $    8.767  $    7.501  $    6.070
                                      ==========  ==========  ==========  ==========  =========

Total Return                            16.58% *    20.27%      15.90%      23.56%      (2.80)%

Net Assets, End of Period           $ 8,957,039 $ 8,473,159 $ 7,739,861 $ 6,990,140 $ 6,076,943

Average broker commission paid
   per share bought or sold         $    0.0571 $    0.0600 $    0.0692

Ratio of Expenses to Average
   Net Assets                            1.40% *     1.27%       1.25%       1.18%       1.24%

Ratio of Net Investment Income
   to Average Net Assets                  .98% *     1.74%       1.89%       2.49%       2.42%

Portfolio Turnover Rate                  19.3%      151.4%       64.4%       62.2%       30.2%


Note A - Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.


*Annualized

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997 AND 1996
-----------------------------------------------------------------------------
(Unaudited)

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of
Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

Effective April 16, 1984, Great-West Life ceased issuing new variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The  cost  of   securities   sold  is   determined  on  the  basis  of  specific
identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices. Short-term securities are valued at amortized cost which approximates market value. Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - CHARGES UNDER THE CONTRACTS

GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: .2857% for administrative expenses, .3863% for mortality risks, .0688% for expense risks, and .4656% for investment management and advisory services. Effective November 1, 1996 a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, LLC, serves as investment advisor.

NOTE 4 - INVESTMENTS

The aggregate purchases of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:

                                          1998              1997
                                      --------------    -------------
Common Stock
  Purchases                        $    1,617,804    $   11,046,651
  Proceeds from sales                   4,123,096        11,673,390

NOTE 5 - FEDERAL INCOME TAXES

The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax law, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:

                                                          1998          1997
                                                        ----------    ----------
Outstanding - January 1                                  746,562       819,044
  Redeemed during the year
    Surrender                                             (3,381)      (49,689)
    Death                                                   (199)      (22,793)
                                                        ----------    ----------
                                                        ----------    ----------
                                                          (3,580)      (72,482)
                                                        ----------    ----------
                                                        ==========    ==========
Outstanding - June 30                                    742,982       746,562
                                                        ==========    ==========

Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.


NOTES TO FINANCIAL STATEMENTS - Continued
----------------------------------------------------------------------------------------------

NOTE 7 - ACCUMULATION UNIT VALUES - (Unaudited)

                               ACCUMULATION                                   ACCUMULATION
    VALUATION DATE              UNIT VALUE            VALUATION DATE           UNIT VALUE
------------------------  ------------------------ ----------------------  --------------------
January 3, 1969         $       1.00000000         September 30, 1980    $      1.24125856
March 28, 1969          $       1.07468400         December 31, 1980     $      1.34937658
June 27, 1969           $       1.07583259         March 31, 1981        $      1.34420316
September 30, 1969      $       1.04319336         June 30, 1981         $      1.31151501
December 31, 1969       $       1.05956294         September 30, 1981    $      1.21957549
March 31, 1970          $       1.05322327         December 31, 1981     $      1.34034823
June 30, 1970           $        .86337212         March 31, 1982        $      1.22060069
September 30, 1970      $        .98057690         June 30, 1982         $      1.21747890
December 31, 1970       $       1.08416020         September 30, 1982    $      1.32107048
March 31, 1971          $       1.28783953         December 31, 1982     $      1.54829628
June 30, 1971           $       1.31417688         March 31, 1983        $      1.72492408
September 30, 1971      $       1.34600160         June 30, 1983         $      1.88999803
December 31, 1971       $       1.40624309         September 30, 1983    $      1.85391985
March 31, 1972          $       1.50937876         December 31, 1983     $      1.86959830
June 30, 1972           $       1.46441659         March 31, 1984        $      1.77987261
September 29, 1972      $       1.41141921         June 30, 1984         $      1.74123169
December 31, 1972       $       1.43641768         September 30, 1984    $      1.89436321
March 30, 1973          $       1.14518173         December 31, 1984     $      1.94021457
June 29, 1973           $        .94975920         March 31, 1985        $      2.11639231
September 28, 1973      $       1.12752636         June 30, 1985         $      2.31593116
December 31, 1973       $        .98798465         September 30, 1985    $      2.17502453
March 29, 1974          $        .92504974         December 31, 1985     $      2.50415588
June 28, 1974           $        .84636772         March 31, 1986        $      2.92575544
September 30, 1974      $        .69582357         June 30, 1986         $      3.12894373
December 31, 1974       $        .76438983         September 30, 1986    $      2.79849885
March 31, 1975          $        .85484991         December 31, 1986     $      2.92996949
June 30, 1975           $        .94523691         March 31, 1987        $      3.45357315
September 30, 1975      $        .86720026         June 30, 1987         $      3.47692861
December 31, 1975       $        .89703274         September 30, 1987    $      3.58107036
March 31, 1976          $       1.02654318         December 31, 1987     $      2.90927633
June 30, 1976           $       1.04254066         March 31, 1988        $      3.03211290
September 30, 1976      $       1.02175714         June 30, 1988         $      3.14170371
December 31, 1976       $       1.06312535         September 30, 1988    $      3.19555027
March 31, 1977          $        .96668709         December 31, 1988     $      3.24632490
June 30, 1977           $        .97779837         March 31, 1989        $      3.40048089
September 30, 1977      $        .91543186         June 30, 1989         $      3.66057985
December 31, 1977       $        .91330430         September 30, 1989    $      4.03595925
March 31, 1978          $        .88025820         December 31, 1989     $      4.16667314
June 30, 1978           $        .94981303         March 31, 1990        $      4.10420565
September 30, 1978      $       1.02175412         June 30, 1990         $      4.40575331
December 31, 1978       $        .94566769         September 30, 1990    $      3.95067300
March 31, 1979          $       1.03700469         December 31, 1990     $      4.09586804
June 30, 1979           $       1.03384794         March 31, 1991        $      4.67731834
September 30, 1979      $       1.07966980         June 30, 1991         $      4.46997251
December 31, 1979       $       1.09861144         September 30, 1991    $      4.70629835
March 31, 1980          $       1.02778990         December 31, 1991     $      5.17489662
June 30, 1980           $       1.15888482


ACCUMULATION UNIT VALUES - (Unaudited) - Concluded

                               ACCUMULATION
    VALUATION DATE              UNIT VALUE
------------------------  ------------------------
March 31, 1992          $       5.00089395
June 30, 1992           $       4.90045709
September 30, 1992      $       4.94334533
December 31, 1992       $       5.39680799
March 31, 1993          $       5.70268053
June 30, 1993           $       5.91443136
September 30, 1993      $       6.20352631
December 31, 1993       $       6.24551098
March 31, 1994          $       6.07099873
June 30, 1994           $       5.98373289
September 30, 1994      $       6.21184797
December 31, 1994       $       6.07070336
March 31, 1995          $       6.43386353
June 30, 1995           $       6.93539739
September 30, 1995      $       7.34349110
December 31, 1995       $       7.50058268
March 31, 1996          $       7.97167430
June 30, 1996           $       8.16277408
September 30, 1996      $       8.36088935
December 31, 1996       $       8.76699327
March 31, 1997          $       9.10319430
June 30, 1997           $       9.87479147
September 30, 1997      $      10.11055595
December 31, 1997       $      10.66148379
March 31, 1998          $      10.99141808
June 30, 1998           $      11.46520474

The Maxim Series Fund

Variable Annuity Account

COMMON STOCK

COMMUNICATIONS --- 1.8%
      2,800 AT&T Corp                                                    159,950
                                                                        $159,950

CONSUMER SERVICES --- 12.6%
      2,600 Bausch & Lomb Inc                                            130,325
      2,000 Becton Dickinson & Co                                        155,250
      1,300 Bristol-Myers Squibb Co                                      149,418
      3,500 CR Bard Inc                                                  133,217
      2,700 H&R Block Inc                                                113,737
      1,900 Johnson & Johnson                                            140,125
      5,400 King World Productions Inc*                                  137,700
      1,200 Merck & Company Inc                                          160,500
                                                                      $1,120,272

CREDIT INSTITUTIONS --- 8.4%
      1,500 American Express Co                                          171,000
      2,640 Banc One Corp                                                147,344
      3,100 First Hawaiian Inc                                           112,762
      2,200 Mellon Bank Corp                                             153,175
      2,100 NationsBank Corp                                             160,650
                                                                        $744,931

ELECTRIC --- 3.0%
      3,800 Baltimore Gas & Electric Co                                  118,036
      3,300 Consolidated Edison Inc                                      152,005
                                                                        $270,041

ELECTRONICS - HIGH TECH --- 19.6%
      2,900 Adobe Systems Inc                                            123,067
      2,000 Eastman Kodak Co                                             146,124
      3,000 Electronic Data Systems Corp                                 120,000
      1,700 Emerson Electric Co                                          102,637
      2,000 General Electric Co                                          182,000
      2,300 Hewlett-Packard Co                                           137,712
      1,300 Honeywell Inc                                                108,631
      2,700 Johnson Controls Inc                                         154,405
      2,100 Maytag Corp                                                  103,688
      1,700 Motorola Inc                                                  89,355
      8,000 Scientific-Atlanta Inc                                       203,000
      4,000 Sun Microsystems Inc*                                        173,748
      2,100 Thomas & Betts Corp                                          103,425
                                                                      $1,747,792

HIGHWAYS --- 1.1%
      3,000 Ryder System Inc                                              94,686
                                                                         $94,686

HOLDING & INVEST OFFICES --- 8.1%
      2,000 Equity Residential Properties Trust                           94,874
      2,200 MGIC Investment Corp                                         125,536
      4,400 S & P 500 Depositary Receipt                                 498,573
                                                                        $718,983

INDUSTRIAL SERVICES --- 2.4%
      4,200 Kelly Services Inc Class A                                   148,575
      3,400 Reynolds & Reynolds Co Class A                                61,836
                                                                        $210,411

INSURANCE --- 5.1%
      1,600 Allstate Corp                                                146,499
      1,200 American International Group Inc                             175,200
      3,000 Arthur J Gallagher & Co                                      134,250
                                                                        $455,949

MFTG - CONSUMER PRODS --- 4.1%
      2,300 Anheuser-Busch Companies Inc                                 108,530
      2,800 Leggett & Platt Inc                                           70,000
      4,100 Rubbermaid Inc                                               136,067
      1,000 Springs Industries Inc Class A                                46,125
                                                                        $360,722

MFTG - INDUSTRIAL PRODS --- 9.3%
      3,100 3Com Corp*                                                    95,130
      1,400 Armstrong World Industries Inc                                94,325
      2,000 Kennametal Inc                                                83,500
      2,000 Kimberly-Clark Corp                                           91,750
      1,700 PPG Industries Inc                                           118,255
      2,900 Pharmacia & Upjohn Inc                                       133,763
      2,000 Rockwell International Corp                                   96,124
      3,400 USX-US Steel Group                                           112,200
                                                                        $825,047

MINING --- 0.9%
      3,400 Newmont Mining Corp                                           80,325
                                                                         $80,325

OIL & GAS --- 7.7%
      2,200 Amoco Corp                                                    91,575
      1,400 Atlantic Richfield Co                                        109,375
      2,100 Coastal Corp                                                 146,605
      2,400 Halliburton Co                                               106,949
      1,600 Mobil Corp                                                   122,600
      3,000 UnoCal Corp                                                  107,250
                                                                        $684,354

RETAIL TRADE --- 4.0%
      3,300 Albertson's Inc                                              170,980
      5,000 Brinker International Inc*                                    96,250
      2,700 Limited Inc                                                   89,437
                                                                        $356,667

TELEPHONE --- 3.3%
      3,400 Bell Atlantic Corp                                           155,125
      3,400 SBC Communications Inc                                       136,000
                                                                        $291,125

TRANSPORTATION EQUIPMENT --- 3.5%
      3,400 Chrysler Corp                                                191,675
      2,200 TRW Inc                                                      120,175
                                                                        $311,850

WHOLESALE TRADE -CONSUMER --- 1.2%
      2,200 Nike Inc Class B                                             107,111
                                                                        $107,111

TOTAL COMMON STOCK --- 96.0%                                          $8,540,216
(Cost $6,904,176)

SHORT-TERM INVESTMENTS

INSURANCE --- 2.0%
    175,000 Metlife Funding Inc                                          174,034
                                                                        $174,034

SECURITIES & COMMODITIES --- 2.1%
    185,000 Merrill Lynch & Co Inc                                       184,596
                                                                        $184,596

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                   $358,630
(Cost $358,630)

TOTAL VARIABLE ANNUITY ACCOUNT --- 100.0%                             $8,898,846
(Cost $7,262,806)